Financial instruments - Summary of foreign currency risk sensitivity (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
% change		10.00%
Effect of increase in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		$ (470)
Effect of increase in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 58	(478)
Effect of increase in market risk on profit (loss) before tax [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		8
Effect of increase in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		(470)
Effect of increase in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 58	(478)
Effect of increase in market risk on equity [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		$ 8
Decrease in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Decrease in market risk [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
% change		10.00%
Effect of decrease in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		$ 470
Effect of decrease in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (58)	478
Effect of decrease in market risk on equity [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		(8)
Effect of decrease in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		470
Effect of decrease in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (58)	478
Effect of decrease in market risk on profit (loss) before tax [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity		$ (8)